PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT, NET

          Property, plant and equipment and its related accumulated depreciation as of December 31, 2010 and 2011 are as follows:

	December 31,

	2010	2011

	US$	US$

Dams and reservoirs	286,450	343,851
Buildings	166,896	128,448
Machinery	147,252	156,685
Transportation equipment	1,394	1,840
Electronic equipment and others	3,812	4,187

Less: Accumulated depreciation	(32,984)	(55,237)

	572,820	579,774
Construction in progress, net	10,866	1,190

Total	583,686	580,964

          Construction in progress, net of impairment charge, as of December 31, 2010 and 2011 is as follows:

	Jiulongshan	Liyuan	Binglangjiang	Wuyue

	US$	US$	US$	US$

Balance as of December 31, 2009	—	1,616	—	—
Acquisition during the year	—	—	—	8,875
Addition to construction in progress	32	346	571	1,352
Transfer from property, plant and equipment	—	—	449	—
Transfer to property, plant and equipment	—	(1,985)	(756)	—
Foreign currency translation adjustment	1	23	4	293

Balance as of December 31, 2010	33	—	268	10,520

Acquisition during the year	—	—	—	—
Addition to construction in progress	34	1,129	1,384	808
Transfer from property, plant and equipment	—	—	—	—
Transfer to property, plant and equipment	(55)	—	(1,658)	—
Impairment of construction in progress	—	—	—	(11,590)
Foreign currency translation adjustment	1	29	7	262

Balance as of December 31, 2011	13	1,158	1	—

	Yingchuan	Ruiyang	Zhougongyuan	Jinling	Total

	US$	US$	US$	US$	US$

Balance as of December 31, 2009	—	—	—	—	1,616
Acquisition during the year	—	—	—	8	8,883
Addition to construction in progress	9	9	19	—	2,338
Transfer from property, plant and equipment	—	—	—	—	449
Transfer to property, plant and equipment	—	—	—	—	(2,741)
Foreign currency translation adjustment	—	—	—	—	321

Balance as of December 31, 2010	9	9	19	8	10,866

Acquisition during the year	—	—	—	—	—
Addition to construction in progress	—	—	2,922	—	6,277
Transfer from property, plant and equipment	—	—	—	—	—
Transfer to property, plant and equipment	—	—	(2,942)	(8)	(4,663)
Impairment of construction in progress	—	—	—	—	(11,590)
Foreign currency translation adjustment	—	—	1	—	300

Balance as of December 31, 2011	9	9	—	—	1,190

          Impairment of construction in progress represents the full write-off of the hydropower project development costs incurred by Wuyue, a 79% owned subsidiary of the Company. Wuyue holds the right to develop a hydropower project of 1,000 megawatts in the Henan Province, the PRC. The project made minimum progress after the acquisition of Wuyue by the Company in October 2009. During the year ended December 31, 2011, the Company decided to abandon the development of the hydropower project and fully impair the construction in progress.

          Interest costs from continuing operations qualifying for capitalization in the years ended December 31, 2009, 2010 and 2011 were US$1,426, US$nil and US$10, respectively.

          Depreciation expenses from continuing operations for the years ended December 31, 2009, 2010 and 2011 were US$11,109, US$15,289 and US$21,417, respectively. Accumulated depreciation as of December 31, 2010 and 2011 included foreign currency translation adjustment of US$899 and US$2,164, respectively. Depreciation expenses have been reported in the following accounts:

	For the Years ended December 31,

	2009	2010	2011

	US$	US$	US$

Cost of revenues	(10,972)	(15,063)	(21,119)
General and administrative expenses	(137)	(226)	(298)

Total	(11,109)	(15,289)	(21,417)